Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF

January 31, 2020 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 3.0%

British Pound Fund — 0.5%
Invesco CurrencyShares British Pound Sterling Trust*(a)	558	$71,419

Euro Fund — 2.5%
Invesco CurrencyShares Euro Currency Trust*	3,459	363,333
Total Exchange Traded Vehicles
(Cost $439,976)		434,752

Investment Companies — 96.8%

Asia ex Japan Equity Funds — 8.9%
iShares Core MSCI Pacific ETF(a)	9,848	557,889
iShares MSCI All Country Asia ex Japan ETF	8,425	580,230
Vanguard FTSE Pacific ETF	2,353	157,839
Total Asia ex Japan Equity Funds		1,295,958

Bank Loan Funds — 10.6%
Invesco Senior Loan ETF(a)	47,391	1,071,511
SPDR Blackstone / GSO Senior Loan ETF	10,343	480,949
Total Bank Loan Funds		1,552,460

Europe Equity Funds — 2.5%
iShares Core MSCI Europe ETF	1,285	62,117
iShares MSCI Eurozone ETF(a)	2,221	89,906
Vanguard FTSE Europe ETF(a)	3,851	218,698
Total Europe Equity Funds		370,721

Floating Rate - Investment Grade Funds — 6.9%
iShares Floating Rate Bond ETF	14,680	749,708
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	8,447	260,252
Total Floating Rate - Investment Grade Funds		1,009,960

High Yield Corporate Bond Funds — 4.1%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	6,658	308,798
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(a)	10,955	294,251
Total High Yield Corporate Bond Funds		603,049

International Small Cap Equity Funds — 6.8%
Schwab International Small-Cap Equity ETF	9,105	302,468
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	6,384	682,514
Total International Small Cap Equity Funds		984,982

Investment Grade Corporate Bond Funds — 7.3%
iShares Broad USD Investment Grade Corporate Bond ETF	1,107	65,977
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,396	576,272
Vanguard Intermediate-Term Corporate Bond ETF(a)	4,519	421,803
Total Investment Grade Corporate Bond Funds		1,064,052

Japan Equity Fund — 1.7%
iShares MSCI Japan ETF(a)	4,184	241,626

Mortgage Backed Securities Funds — 5.0%
iShares MBS ETF	4,421	481,270
Vanguard Mortgage-Backed Securities ETF	4,720	252,615
Total Mortgage Backed Securities Funds		733,885

Municipal Bond — 0.6%
VanEck Vectors High-Yield Municipal Index ETF(a)	1,378	89,983

U.S. Large Cap Core Funds — 0.4%
Invesco KBW Bank ETF(a)	268	14,453
SPDR S&P Bank ETF	974	43,041
Total U.S. Large Cap Core Funds		57,494

U.S. Small Cap Growth Funds — 0.8%
iShares Russell 2000 Growth ETF	207	43,882
iShares S&P Small-Cap 600 Growth ETF	128	24,315
Vanguard Small-Cap Growth ETF	223	44,170
Total U.S. Small Cap Growth Funds		112,367

U.S. Ultra Short Term Treasury Bond Funds — 41.2%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	6,018	603,606
Invesco Treasury Collateral ETF	921	97,239
iShares Short Treasury Bond ETF(a)	33,673	3,725,244
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	17,310	1,584,557
Total U.S. Ultra Short Term Treasury Bond Funds		6,010,646

Total Investment Companies
(Cost $13,846,980)		14,127,183

Short-Term Investments — 15.8%

Money Market Funds — 15.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	2,276,823	2,276,823
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	26,932	26,932
Total Short-Term Investments
(Cost $2,303,755)		2,303,755

Total Investments — 115.6%
(Cost $16,590,711)		16,865,690
Other Assets and Liabilities, Net — (15.6)%		(2,274,108)
Net Assets — 100.0%		$14,591,582

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,293,331; total market value of collateral held by the Fund was $4,406,652. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,129,829.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020:

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.10	7/02/2020	Monthly	$60,581	$–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	(1.55)	5/04/2020	Monthly	(40,840)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.10	7/02/2020	Monthly	7,167	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.10	7/02/2020	Monthly	36,449	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(3.45)	5/04/2020	Monthly	(21,760)	–
Invesco KBW Bank ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,456	–
Invesco Preferred ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(18,093)	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	0.90	5/04/2020	Monthly	(56,252)	–
Invesco Senior Loan ETF	Morgan Stanley	2.10	7/02/2020	Monthly	107,511	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.10	7/02/2020	Monthly	9,713	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	30,982	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	0.75	5/04/2020	Monthly	(71,970)	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	6,616	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(101,079)	–
iShares Core MSCI Europe ETF	Morgan Stanley	2.10	7/02/2020	Monthly	6,236	–
iShares Core MSCI Pacific ETF	Morgan Stanley	2.10	7/02/2020	Monthly	55,970	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	(1.40)	5/04/2020	Monthly	(14,145)	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(1.25)	5/04/2020	Monthly	(20,458)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	(0.05)	5/04/2020	Monthly	(173,288)	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	75,226	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	57,811	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0.55	5/04/2020	Monthly	(75,363)	–
iShares MBS ETF	Morgan Stanley	2.10	7/02/2020	Monthly	48,334	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.10	7/02/2020	Monthly	58,195	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.10	7/02/2020	Monthly	9,027	–
iShares MSCI Japan ETF	Morgan Stanley	2.10	7/02/2020	Monthly	24,255	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(53,157)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	4,452	–
iShares Russell 2000 Value ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(66,890)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	2,469	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(2.75)	5/04/2020	Monthly	(45,198)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	373,819	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	(1.60)	5/04/2020	Monthly	(35,923)	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.10	7/02/2020	Monthly	30,363	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	0.65	5/04/2020	Monthly	(16,713)	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.50)	5/04/2020	Monthly	(20,707)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.10	7/02/2020	Monthly	48,267	–

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2020 (unaudited)

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.10	7/02/2020	Monthly	$159,005	$–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(38,065)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(45,252)	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.10	7/02/2020	Monthly	26,127	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	29,519	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	(0.50)	5/04/2020	Monthly	(9,736)	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(2.90)	5/04/2020	Monthly	(14,582)	–
SPDR S&P Bank ETF	Morgan Stanley	2.10	7/02/2020	Monthly	4,331	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.10	7/02/2020	Monthly	9,011	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	68,529	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(110,150)	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.10	7/02/2020	Monthly	21,921	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.10	7/02/2020	Monthly	15,831	–
Vanguard Growth ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(84,729)	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	42,283	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	(5.25)	5/04/2020	Monthly	(33,343)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.10	7/02/2020	Monthly	25,368	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	4,358	–
Vanguard Small-Cap Value ETF	Morgan Stanley	0.85	5/04/2020	Monthly	(101,722)	–
Vanguard Value ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(162,655)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(17,241)	–
						$–

At January 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of January 31, 2020.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Exchange Traded Vehicles	$434,752	$–	$–	$434,752
Investment Companies	14,127,183	–	–	14,127,183
Short-Term Investments:
Money Market Funds	2,303,755	–	–	2,303,755
Total Investments in Securities	16,865,690	–	–	16,865,690
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$16,865,690	$–	$–	$16,865,690
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.